CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock USD ($)	Treasury Stock USD ($)	Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)	Non-controlling Interests USD ($)	Class A Common Stock	Class A Common Stock Common Stock USD ($)	Class B Common Stock	Class B Common Stock Common Stock USD ($)
Balance at Jun. 30, 2009
Increase (Decrease) in Stockholders' Equity
Net income	$ 14,587				$ (2,141)		$ 16,728
Distribution to non-controlling interests	(17,841)						(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1		577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917				21,993		32,924
Distribution to non-controlling interests	(26,257)						(26,257)
Share-based compensation	3,411			1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730	0	599,256		1
Closing balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	45,043				20,527		24,516
Unrealized gain (loss) on hedging activities	(21,113)					(6,644)	(14,469)
Distribution to non-controlling interests	(2,792)						(2,792)
Share-based compensation	2,202			1,121			1,081
Ending Balance at Sep. 30, 2011	1,218,053			580,847	36,257	(6,644)	607,592		1
Closing balance (in shares) at Sep. 30, 2011									89,516,000
Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730	0	599,256		1
Opening balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	84,810				36,240		48,570
Unrealized gain (loss) on hedging activities	(23,929)					(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)						(2,848)
Share-based compensation	2,974			1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1	0	581,241	51,970	(9,514)	632,022		1		0
Closing balance (in shares) at Dec. 31, 2011	89,515,617		0					89,515,617	89,516,000		0
Increase (Decrease) in Stockholders' Equity
Net income	53,289				28,856		24,433
Issuance of Class A common stock upon initial public offering, net of offering costs	457,913			457,913
Issuance of Class A common stock to public (in shares)									29,412,000
Issuance of Class A common stock in connection with follow-on offering, net of offering costs	33,512			33,512
Issuance of Class A common stock in connection with follow-on offering, net of offering costs (in shares)									2,086,000
Issuance of Class A common stock to prior unit holders under the Vantiv Holding Management Phantom Equity Plan (in shares)									8,716,000
Tax benefit from employee share-based compensation	13,436			13,436
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN				4,074			(4,074)
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN (in shares)									240,000
Repurchase of Class A common stock (to satisfy tax withholding obligation)	(16,126)		(16,126)
Repurchase of Class A common stock (to satisfy tax withholding obligation) (in shares)			(892,000)						(892,000)
Issuance of Class B common stock under Recapitalization Agreement (in shares)											86,005,000
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock	(33,512)						(33,512)
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock (in shares)											(2,086,000)
Issuance of tax receivable agreements	(325,000)			(325,000)
Cash flow hedge reclassification adjustment	23,929					9,514	14,415
Distribution to non-controlling interests	(32,781)						(32,781)
Distribution to funds managed by Advent International Corporation	(40,086)				(40,086)
Share-based compensation	26,889			16,170			10,719
Forfeitures of restricted stock awards (in shares)									(390,000)
Reallocation of non-controlling interests of Vantiv Holding				(105,114)			105,114
Ending Balance at Sep. 30, 2012	$ 1,417,183		$ (16,126)	$ 676,232	$ 40,740	$ 0	$ 716,336		$ 1		$ 0
Closing balance (in shares) at Sep. 30, 2012			892,000					128,688,231	128,688,000	83,919,136	83,919,000